Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CertNYS

NYSE

[redacted]

03034744

1-8389

RECD S.E.C.
NOV 1 4 2003
1086

November 14, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
NOV 17 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Public Storage, Inc., Depositary Shares (Each representing 1/1,000 of a share of 6.450% Cumulative Preferred Stock, Series X, par value $.01 per share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 14, 2003. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho